Earnings per share - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 1,953,516	R$ 3,224,266	R$ 13,298,971	R$ (330,540)
Weighted average number of shares during the period (except treasury shares) – in thousands			1,236,969	1,273,382
Average number of potential shares (stock options) - in thousands			3,076
Weighted average number of shares (diluted) – in thousands			1,240,045	1,273,382
Diluted earnings per common share – R$	R$ 1.57671	R$ 2.56937	R$ 10.72459	R$ (0.25958)